Leases	12 Months Ended
Mar. 31, 2024
Leases [Abstract]
Leases

13 Leases

The Group has operating leases primarily for office facilities which have lease terms varying from one to three years.

Total lease costs for the years ended March 31, 2023 and 2024 were RMB10,951 and RMB6,803, respectively, included in research and development, sales and marketing and general and administrative expenses in the Group’s Consolidated Statements of Operations and Comprehensive Loss. Out of the total lease costs, there were RMB2,341 and RMB2,718 of expenses for short-term leases within 12 months for the years ended March 31, 2023 and 2024, respectively. As of March 31, 2023 and 2024, the operating lease arrangements of the Group, primarily for office, that have not yet commenced was not material.

Supplemental cash flow information related to leases were as follows:

	For the year ended March 31,	For the year ended March 31,
	2023	2024
	RMB	RMB

Cash paid for the rentals included in the lease liabilities	7,654	1,972
Right-of-use assets obtained in exchange for lease liabilities	—	1,137

As of March 31, 2023 and 2024, supplemental consolidated balance sheet information related to leases were as follows:

	As of March 31,	As of March 31,
	2023	2024
	RMB	RMB
Right-of-use assets	5,441	2,576
Current portion of lease liabilities	2,654	1,888
Non-current lease liabilities	753	773

Lease term and discount rates were as follows:

	As of March 31,	As of March 31,
	2023	2024
	RMB	RMB
Weighted-average remaining lease term
Operating leases	1.28 years	1.27 years
Weighted-average incremental borrow rate
Operating leases	4.40%	4.68%

	As of March 31,	As of March 31,
	2023	2024
	RMB	RMB
Maturities of lease liabilities were as follows:
2024	2,744	—
2025	768	1,933
2026	—	788
Total undiscounted lease payments	3,512	2,721
Less: imputed interest	(105)	(60)
Total present value of lease liabilities	3,407	2,661

Amounts are based on ASC 840, Leases that were superseded upon the Group’s adoption of ASC 842, Leases on April 1, 2022. Under ASC 840, the rental expenses was RMB14,336 for the year ended March 31, 2022, and was charged to Consolidated Statements of Operations and Comprehensive Loss when incurred.